JUDGEMENTS AND CRITICAL ACCOUNTING ESTIMATES IN APPLYING ACCOUNTING POLICIES (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Loss identification period [Member] | Financial assets collectively assessed for credit losses [member]
Disclosure Of Accounting Judgements And Estimates Explanatory [Line Items]
Increase in provision for loan portfolio impairment due to sensitivity	$ 198,259	$ 189,434	$ 87,869
Probability of default on estimated future cash flows	$ (197,180)	$ (178,529)	$ (102,626)
Sensitivity analysis period ralating to provision for loan portfolio impairment	1 month	1 month	1 month
Loss given default [Member] | Financial assets collectively assessed for credit losses [member]
Disclosure Of Accounting Judgements And Estimates Explanatory [Line Items]
Sensitivity analysis ratio ralating to provision for loan portfolio impairment	10.00%	10.00%	10.00%
Increase in provision for loan portfolio impairment due to sensitivity	$ 219,445	$ 199,130	$ 146,631
Probability of default on estimated future cash flows	$ (284,018)	$ (234,327)	$ (163,341)
Probability of default [member] | Financial assets individually assessed for credit losses [member]
Disclosure Of Accounting Judgements And Estimates Explanatory [Line Items]
Sensitivity analysis ratio ralating to provision for loan portfolio impairment	10.00%	10.00%	10.00%
Increase in provision for loan portfolio impairment due to sensitivity	$ 447,231	$ 325,866	$ 225,292
Probability of default on estimated future cash flows	$ (264,549)	$ (191,518)	$ (196,350)
Probability of default [member] | Financial assets collectively assessed for credit losses [member]
Disclosure Of Accounting Judgements And Estimates Explanatory [Line Items]
Sensitivity analysis ratio ralating to provision for loan portfolio impairment	10.00%	10.00%	10.00%
Increase in provision for loan portfolio impairment due to sensitivity	$ 189,108	$ 176,162	$ 115,401
Probability of default on estimated future cash flows	$ (261,537)	$ (218,154)	$ (157,465)